Related Party Transaction	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTION
20.	RELATED PARTY TRANSACTION
There are no material related party transactions for the years ended March 31, 2018, 2019 and 2020.